Organization and Principal Business (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries

The companies of the Group are listed as follows:

Entity Name	Place of Incorporation	Group’s Ownership	Principal Activities
CBL International Limited	Cayman Islands	Parent	Ultimate holding Company
Banle International Group Limited	British Virgin Islands	100%	Investment holding
Banle International Marketing Limited	Labuan, Malaysia	100%	Marketing service
Banle International (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	100%	Sales and distribution of marine fuel
Banle Energy International Limited	Hong Kong	100%	Sales and distribution of marine fuel
Reliance (China) Limited	Hong Kong	100%	Business management
Banle International (China) Limited	Hong Kong	100%	Investment holding
Banle International (Singapore) Pte Limited	Singapore	100%	Sales and distribution of marine fuel
Banle Energy (Europe) Limited	Ireland	100%	Business management